Investment Property - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [abstract]
Rental income	₺ 2,821	₺ 2,317	₺ 1,836
Direct operating expense from investment property	₺ 22	₺ 22	₺ 126